Ordinary shares with preference rights (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Dec. 22, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2025 ¥ / shares	Dec. 16, 2023
Ordinary shares with preference rights
Dividends declared on preferred shares | ¥ / shares		¥ 0
Dividends declared on ordinary shares | ¥ / shares		¥ 0
Series Seed Preferred Shares
Ordinary shares with preference rights
Shares issued | shares	111,110,000
Cash consideration received | ¥	¥ 20,000,000
Cash consideration received (in RMB per share) | ¥ / shares	¥ 0.18
Conversion ratio		1	1
Compounded interest rate on redemption (in percent)		10.00%
Liquidation preference, percentage of original issue price entitled (in percent)		100.00%
Liquidation preference, percentage of simple interest accrued thereon entitled (in percent)		6.00%
Number of shares re-designated to Series C2 Preferred Shares (in shares) | shares	53,568,200
Series C2 Preferred Shares
Ordinary shares with preference rights
Number of shares re-designated from Series Seed Preferred Shares (in shares) | shares	53,568,200
Total consideration on transfer of shares to certain new investor | ¥	¥ 50,000,000